Note 9 - Property and Equipment - Components of Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Beginning of the year	$ 14,623
End of the year	16,074	$ 14,623
Beginning of the year	(14,623)
End of the year	(16,074)	(14,623)
Office properties [member]
Statement Line Items [Line Items]
Beginning of the year	6,308
End of the year	6,343	6,308
Beginning of the year	(6,308)
End of the year	(6,343)	(6,308)
Equipment 1 [member]
Statement Line Items [Line Items]
Beginning of the year	8,097
End of the year	9,635	8,097
Beginning of the year	(8,097)
End of the year	(9,635)	(8,097)
Leasehold improvements [member]
Statement Line Items [Line Items]
Beginning of the year	127
End of the year	14	127
Beginning of the year	(127)
End of the year	(14)	(127)
Furniture and fixtures 1 [member]
Statement Line Items [Line Items]
Beginning of the year	90
End of the year	83	90
Beginning of the year	(90)
End of the year	(83)	(90)
Gross carrying amount [member]
Statement Line Items [Line Items]
Beginning of the year	50,377	41,363
Additions	1,873	3,570
Adjustments to right-of-use assets	6,356	5,904
Disposals	(3,788)	(578)
Effect of movements in exchange rates, property, plant and equipment	(75)	118
End of the year	54,742	50,377
Beginning of the year	(50,377)	(41,363)
Disposals	3,788	578
End of the year	(54,742)	(50,377)
Gross carrying amount [member] | Office properties [member]
Statement Line Items [Line Items]
Beginning of the year	14,036	10,257
Additions	0	0
Adjustments to right-of-use assets	1,829	4,182
Disposals	(376)	(404)
Effect of movements in exchange rates, property, plant and equipment	(84)	1
End of the year	15,405	14,036
Beginning of the year	(14,036)	(10,257)
Disposals	376	404
End of the year	(15,405)	(14,036)
Gross carrying amount [member] | Equipment 1 [member]
Statement Line Items [Line Items]
Beginning of the year	33,794	28,604
Additions	1,829	3,505
Adjustments to right-of-use assets	4,527	1,722
Disposals	(3,410)	(174)
Effect of movements in exchange rates, property, plant and equipment	13	137
End of the year	36,753	33,794
Beginning of the year	(33,794)	(28,604)
Disposals	3,410	174
End of the year	(36,753)	(33,794)
Gross carrying amount [member] | Leasehold improvements [member]
Statement Line Items [Line Items]
Beginning of the year	1,724	1,719
Additions	0	19
Adjustments to right-of-use assets	0	0
Disposals	0	0
Effect of movements in exchange rates, property, plant and equipment	1	(15)
End of the year	1,725	1,724
Beginning of the year	(1,724)	(1,719)
Disposals	(0)	(0)
End of the year	(1,725)	(1,724)
Gross carrying amount [member] | Furniture and fixtures 1 [member]
Statement Line Items [Line Items]
Beginning of the year	822	782
Additions	44	45
Adjustments to right-of-use assets	0	0
Disposals	(1)	0
Effect of movements in exchange rates, property, plant and equipment	(5)	(5)
End of the year	859	822
Beginning of the year	(822)	(782)
Disposals	1	(0)
End of the year	(859)	(822)
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Beginning of the year	(35,754)	(29,100)
Disposals	3,786	577
Effect of movements in exchange rates, property, plant and equipment	41	(89)
End of the year	(38,669)	(35,754)
Beginning of the year	35,754	29,100
Depreciation	6,660	7,321
Disposals	(3,786)	(577)
End of the year	38,669	35,754
Accumulated depreciation, amortisation and impairment [member] | Office properties [member]
Statement Line Items [Line Items]
Beginning of the year	(7,728)	(6,086)
Disposals	376	404
Effect of movements in exchange rates, property, plant and equipment	47	(1)
End of the year	(9,063)	(7,728)
Beginning of the year	7,728	6,086
Depreciation	1,664	2,047
Disposals	(376)	(404)
End of the year	9,063	7,728
Accumulated depreciation, amortisation and impairment [member] | Equipment 1 [member]
Statement Line Items [Line Items]
Beginning of the year	(25,696)	(20,955)
Disposals	3,410	174
Effect of movements in exchange rates, property, plant and equipment	(10)	(100)
End of the year	(27,118)	(25,696)
Beginning of the year	25,696	20,955
Depreciation	4,841	5,016
Disposals	(3,410)	(174)
End of the year	27,118	25,696
Accumulated depreciation, amortisation and impairment [member] | Leasehold improvements [member]
Statement Line Items [Line Items]
Beginning of the year	(1,596)	(1,388)
Disposals	0	0
Effect of movements in exchange rates, property, plant and equipment	(1)	12
End of the year	(1,711)	(1,596)
Beginning of the year	1,596	1,388
Depreciation	116	196
Disposals	0	0
End of the year	1,711	1,596
Accumulated depreciation, amortisation and impairment [member] | Furniture and fixtures 1 [member]
Statement Line Items [Line Items]
Beginning of the year	(732)	(670)
Disposals	1	0
Effect of movements in exchange rates, property, plant and equipment	5	0
End of the year	(776)	(732)
Beginning of the year	732	670
Depreciation	40	61
Disposals	(1)	0
End of the year	$ 776	$ 732